Cash and Cash Equivalents - Additional Information (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Cash and cash equivalents [abstract]
Restricted cash and bank balances	$ 44	$ 50	$ 42